SPROTT LOAN (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
	Aug. 15, 2019	Nov. 30, 2018	Aug. 31, 2019
Sprott Loan [Line Items]
Shares issued for loan facilities			$ 1,000
Shares issued for loan facilities (Shares)			800,000
Sprott Facility [Member]
Sprott Loan [Line Items]
Advanced amount of principal senior secured credit facility	$ 20,000
Description of loan secured credit facility	The loan was drawn August 21, 2019 and is due August 21, 2021 with the Company holding the option to extend the maturity date by one year in exchange for a payment in common shares or cash of three percent of the outstanding principal amount.
Loan facility interest rate	11.00%
Payment for monthly interest charge	$ 556
Interest expense on borrowings	$ 693